SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION
Schedule of Share-based Compensation, Activity
			Weighted		Weighted
		Weighted	Average	Aggregate	Average
	Number of	Average	Contractual	Intrinsic	Grant-date Fair
	Options	Exercise Price (US$)	Term	Value (US$)	Value (US$)
Options outstanding at January 1, 2014	3,962,650	2.66	2.19	4,564,417
Granted	1,300,000	7.00			3.26
Cancelled and forfeited	(125,750)	2.46
Options outstanding at December 31, 2014	5,136,900	3.76	1.95	5,425,522
Exercised	(138,700)	2.20
Cancelled and forfeited	(98,200)	6.86
Options outstanding at December 31, 2015	4,900,000	3.74	1.59	13,356,070
Exercised	(1,726,874)	2.20
Cancelled and forfeited	(17,626)	6.97
Options outstanding at December 31, 2016	3,155,500	4.57	1.64	2,801,660
Vested and expected to vest at December 31, 2016	3,123,478	4.54	1.63	2,801,660
Vested and exercisable December 31, 2016	2,465,000	4.04	1.42	2,659,660

Significant assumptions used for estimating fair value of stock options
For the Year ended
December 31
2014
Risk-free rate	2.39%
Option term	5 years
Volatility	44%
Dividend yield	0.00%
Exercise multiple	2/2.5
Expected forfeiture rate (post-vesting)	0%/10%*

*0%/10% post-vesting forfeiture rate of which the executive level is 0% and the non-executive level is 10% was applied in the valuation model due to the executive position held by the grantee and represents the Company’s estimate of the grantees’ forfeiture patterns.

Schedule summarizes restricted shares activities
		Weighted Average Grant-date Fair
Unvested Restricted Shares	Number of Restricted Shares	Value (US$)
Unvested at January 1, 2014	—	—
Granted	450,000	6.99
Vested	(112,500)	6.99
Unvested at December 31, 2014	337,500	6.99
Vested	(112,500)	6.99
Unvested at December 31, 2015	225,000	6.99
Vested	(112,500)	6.99
Unvested at December 31, 2016	112,500	6.99
Expected to vest at December 31, 2016	112,500	6.99

2014 Plan
SHARE-BASED COMPENSATION
Schedule of Share-based Compensation, Activity
			Weighted		Weighted
		Weighted	Average		Average
		Average	Remaining	Aggregate	Grant-date
	Number of	Exercise Price	Contractual	Intrinsic	Fair value
	Options	(US$)	Term	Value (US$)	(US$)
Options outstanding at January 1, 2015	—	—	—	—
Granted	525,000	5.35			2.86
Cancelled and forfeited	(16,000)	5.35
Options outstanding at December 31, 2015	509,000	5.35	9.38	481,005
Cancelled and forfeited	(8,000)	5.35
Options outstanding at December 31, 2016	501,000	5.35	8.38	—
Vested and expected to vest at December 31, 2016	474,914	5.35	8.38	—
Vested and exercisable December 31, 2016	125,250	5.35	8.38	—

Significant assumptions used for estimating fair value of stock options
For the Year Ended
December 31, 2015
Risk-free rate	2.14%
Option term	10 years
Volatility	55%
Dividend yield	0.00%
Exercise multiple	2/2.5
Expected forfeiture rate (post-vesting)	0%/10%*

*0%/10% post-vesting forfeiture rate of which the executive level is 0% and the non-executive level is 10% was applied in the valuation model due to the executive position held by the grantee and represents the Company’s estimate of the grantees’ forfeiture pattern.